Material Accounting Policies (Details)	6 Months Ended
Sep. 30, 2025 segments
Material Accounting Policies [LIne Items]
Reportable segment (in segments)	1
Computer Equipment [Member]
Material Accounting Policies [LIne Items]
Estimated useful lives	3 years
Office equipment [Member]
Material Accounting Policies [LIne Items]
Estimated useful lives	5 years
Motor Vehicles [Member]
Material Accounting Policies [LIne Items]
Estimated useful lives	5 years